AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 13, 2013
TO
PROSPECTUS DATED MARCH 1, 2013
(AS SUPPLEMENTED THROUGH NOVEMBER 6, 2013)

AMERICAN INDEPENDENCE STRATEGIC INCOME FUND

(TICKER SYMBOLS: ISBSX, ISTSX)

At a Board meeting held on September 12, 2013 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) between American Independence Financial Services, LLC (“American Independence”) and Boyd Watterson Asset Management, LLC with respect to the American Independence Strategic Income Fund (the “Fund”), subject to the approval of the Fund’s shareholders. In addition, The Trust’s Board approved a change in the Fund’s Investment Objective, which is “to provide investors with as high a level of current income as is consistent with the liquidity and safety of principal by investing primarily in investment grade bonds with maturities of 1-3 years”. The new objective will be the substantially the same except for investing in investment grade bonds with durations  of 1-3 years. Since the Fund’s investment objective is a fundamental policy, it will require the approval of the Fund’s shareholders. Shareholders of record will receive a proxy statement in January 2013, containing additional details regarding the New Sub-Advisory Agreement, the change in Investment Objective and details regarding the special meeting of shareholders.

Effective November 15, 2013, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under American Independence’s supervision, Boyd Watterson will be responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.

At that same Board Meeting, the Trust’s Board approved a change in (i) the name of the American Independence Strategic Fund, (ii) the Fund’s benchmark, and (iii) certain of the Fund’s investment strategies. Beginning on November 15, 2013, the Fund will be known as the American Independence Boyd Watterson Short-Term Enhanced Bond Fund and its benchmark will be the Barclays Government/Credit 1-3 Year Index. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The strategy changes are described below.

The Prospectus is hereby amended and supplemented, effective of November 15, 2013, to reflect the following changes:

1.  Throughout the Prospectus, the name “American Independence Strategic Income Fund” shall be replaced with “American Independence Boyd Watterson Short-Term Enhanced Bond Fund”.

2.  Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Principal Investment Strategies, Risks and Performance”, the following changes are effective:

A.     The section on Principal Strategies is replaced in its entirety with the following:

Principal Strategies.  Under normal market conditions, the Fund intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities and maintain an average dollar weighted duration between 1 and 3 years. The Fund may invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry is deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities. The Fund intends to limit its net assets in certain investments as follows:

➢  No more than 25% in high-yield securities (commonly referred to as “junk bonds”);

➢  No more than 20% in non-U.S. dollar denominated securities of foreign entities;

➢  No more than 10% in the following:

o   Exchange Traded Funds;

o   Collateralized Debt Obligations, including Collateralized Loan Obligations and Collateralized Bond Obligations; and

➢  No more than 5% in the following:

o   Convertible securities;

o   Preferred securities.

B.     Under Main types of securities the Fund may hold, the following bullet points are added:

➢  Collateralized Debt Obligations (“CDOs”), including Collateralized Loan Obligations (“CLOs”) and Collateralized Bond Obligations (“CBOs”); and

➢  Convertible Securities, including Preferred Stock

In addition, the seventh bullet point is amended as follows:

➢  Other Investment Companies, including Exchange Traded Funds (“ETFs”)

C.     Under Principal Risks, the following risks are added:

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Collateralized Debt Obligation (“CDOs”) Risks. CDOs are types of asset-backed securities. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs, CBOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in thisProspectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Holders of CLOs bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

3.  Under the Fund’s “FUND SUMMARY” in the sub-section entitled “Portfolio Management” for the Fund, the Sub-Adviser information shall be replaced with the following:

Sub-Adviser. Boyd Watterson Asset Management, LLC (“Boyd Watterson”).

Manager Name	Primary Title	Managed the Fund Since
David Dirk	Director of Portfolio Management and Trading	2013
Gregory H. Cobb	Lead Strategist - Fixed Income	2013
Justin C. Waggoner	Portfolio Manager	2013
Brian A. Convery	Portfolio Manager/Credit Research	2013
G. David Hollins	Director of Credit Research	2013

4.  Under “MORE ABOUT THE FUNDS” the information in the following sub-sections are amended as noted:

A.     Under “Additional Information About the Funds’ Investment Strategies”, the information for the 80% Policy is replaced in its entirety with the following:

80% Investment Policy.  Each Fund, except for the Core Plus Fund and the Fusion Fund, has a policy of investing at least 80% of its net assets, plus borrowings for investment purposes, in securities that are consistent with the Fund’s name. If a Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

B.     Under “Additional Information About the Funds’ Investment Strategies”, the information for the Strategic Income Fund is replaced in its entirety with the following:

Boyd Watterson Short-Term Enhanced Bond Fund. The Fund expects to achieve its objectives by investing in a diversified portfolio of primarily short-duration debt instruments.  The Fund’s overall average effective duration will range between 1-3 years.  Under normal market conditions, the Fund will invest at least 75% of the portfolio in investment-grade debt securities with the ability to invest up to 25% in non-investment grade debt securities (or “high yield”, commonly referred to as “junk bonds”).

The Fund will focus on the incremental application of five primary strategies: duration management, yield curve positioning, sector allocations, security selection and tactical trading opportunities. These five strategies seek to capitalize on structural maturity, credit and liquidity premiums generally embedded in short-duration markets.  In determining the weight of each strategy, the decision-making process will focus on a thorough analysis of the fundamentals, momentum and valuations specific to each strategy. The Fund will also seek opportunities in non-traditional debt instruments such as preferred securities, convertible bonds, and structured credit (collateralized debt obligations, collateralized loan obligations).

Under certain market conditions, the Fund may utilize interest rate derivatives (futures, options, swaps) to more effectively manage and hedge duration and yield curve strategies.  In addition, under certain market conditions, credit derivatives (credit default swaps) may be utilized to more effectively manage and hedge credit exposures.  Finally, under certain market conditions, the Fund may utilize Exchange Traded Funds (ETFs) in order to gain more efficient access, diversification and liquidity across certain markets.

C.     Under “Related Risks”, the risk table is updated to add Counterparty Risk for the Fund and an “X” shall be indicated for the Fund under Foreign Currency Risk. In addition, the following risk description is added below the table:

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by a Fund or held by special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. A Fund may obtain only limited recovery or may obtain no recovery in such circumstances. A Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

D.     Under “Sub-Advisers” found under the sub-section “Fund Management”, the following changes are effective:

                                i.      The first paragraph is replaced in its entirety with the following:

The Adviser has entered into sub-advisory agreements on behalf of some of the Funds, including with Security Investors, LLC for the International Alpha Strategies Fund; Boyd Watterson Asset Management, LLC for the Boyd Watterson Short-Term Enhanced Bond Fund and the Core Plus Fund; and Fischer Francis Trees & Watts, Inc. for the U.S Inflation-Indexed Fund. Under the investment advisory agreement, American Independence is responsible for the oversight of the sub-adviser.

                              ii.      The information on Strategic Income Fund is replaced in its entirety with the following:

Boyd Watterson Short-Term Enhanced Bond Fund

Boyd Watterson Asset Management, LLC (“Boyd Watterson”) is headquartered at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114. BWAM managed more than $4.8 billion in assets as of September 30, 2013.  Boyd Watterson is a wholly owned subsidiary of Titanium Asset Management Corporation, located at 777 E. Wisconsin Ave., Suite 2350, Milwaukee, WI 53202.

The Boyd Watterson Fixed Income Investment Team of David Dirk, Gregory Cobb, Justin Waggoner, Brian Convery, and David Hollins is jointly and primarily responsible for the day-to-day management of the Fund. Their biographical information is set forth below:

Portfolio Managers

David M. Dirk, CFA. Mr. Dirk is co-Director of Fixed Income with responsibility for directing all Portfolio Management and Trading activity at Boyd Watterson Asset Management.  This includes the evaluation, implementation, and execution of all strategies across Boyd Watterson's suite of fixed income products.  Mr. Dirk joined Duff & Phelps, predecessor to Boyd Watterson Asset Management, in 1996 and has more than 15 years of experience in the investment industry.  David holds a CFA Charter from CFA Institute, an MBA from Case Western Reserve University, and a BA from Baldwin-Wallace College.  He is also a member of the CFA Society of Cleveland and CFA Institute.

Gregory H. Cobb. Mr. Cobb is co-Director of Fixed Income with responsibility for directing the development of broad-market investment strategies at Boyd Watterson Asset Management.  Prior to the integration in 2010 of Sovereign Advisors into Boyd Watterson, Greg served as Sovereign’s CIO and Director of Portfolio Management. Previously, he held the position of Senior Portfolio Manager at TradeStreet Investment Associates and Trusco Capital Management.  Greg has more than 25 years of investment experience and holds a BA from the University of North Carolina at Chapel Hill, where he pursued doctoral studies in economics and finance.  Greg is a member of the CFA Institute, a member and former board member of the CFA Society of North Carolina, a member of the World Affairs Council of Charlotte, and currently serves on the board of the NABE Charlotte Economics Club.

Justin C. Waggoner.  Mr. Waggoner is a Portfolio Manager, focusing on Boyd Watterson’s suite of taxable short/intermediate fixed income portfolios.  Justin joined Duff & Phelps, predecessor to Boyd Watterson Asset Management, in 1999 and has more than a decade of experience in the investment industry.  Justin holds an MBA from Case Western Reserve University and a BS from Ohio State University.

Brian A. Convery, CFA.  Mr. Convery is a Portfolio Manager focusing on Boyd Watterson's high yield portfolios and credit research.  Mr. Convery is also a member of the Real Estate Investment Committee.  Brian joined Boyd Watterson Asset Management in 2011.  Prior to joining the firm, Brian was a Senior Investment Analyst with Key Private Bank in Cleveland and a Partner at WR Huff Asset Management. Brian has more than a decade of investment experience.  He holds a CFA Charter from CFA Institute, an MBA from Georgetown University, and a BA from the University of Dayton.  Brian is a member of the CFA Society of Cleveland and CFA Institute.

G. David Hollins, CFA. Mr. Hollins is Director of Credit Research at Boyd Watterson Asset Management.  Prior to joining the firm in 2008, David served as Senior Securities Analyst at Bank of America (TradeStreet Investment Associates), Investment Officer at Unum (Provident Investment Management), and Director of Research at BlackHawk Capital Management.  David has 25 years of experience working in the investment industry.  David holds a CFA Charter from CFA Institute, an MBA from East Tennessee State University, and a BS from the University of Tennessee.  He is a member of the CFA Society of North Carolina, CFA Institute, and the Charlotte Economics Club.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 13, 2013

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

AS AMENDED THROUGH NOVEMBER 6, 2013

AMERICAN INDEPENDENCE STRATEGIC INCOME FUND

(TICKER SYMBOLS: ISBSX, ISTSX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

At a Board meeting held on September 12, 2013 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), including a majority of the Independent Trustees, unanimously approved a sub-advisory agreement (the “New Sub-Advisory Agreement”) between American Independence Financial Services, LLC (“American Independence”) and Boyd Watterson Asset Management, LLC with respect to the American Independence Strategic Income Fund (the “Fund”), subject to the approval of the Fund’s shareholders. In addition, The Trust’s Board approved a change in the Fund’s Investment Objective, which is “to provide investors with as high a level of current income as is consistent with the liquidity and safety of principal by investing primarily in investment grade bonds with maturities of 1-3 years”. The new objective will be substantially the same except for investing in investment grade bonds with durations  of 1-3 years. Since the Fund’s investment objective is a fundamental policy, it will require the approval of the Fund’s shareholders. Shareholders of record will receive a proxy statement in January 2013, containing additional details regarding the New Sub-Advisory Agreement, the change in Investment Objective and details regarding the special meeting of shareholders.

Effective November 15, 2013, Boyd Watterson Asset Management, LLC (“Boyd Watterson”) will serve as the Sub-Advisor to the Fund’s portfolio in accordance with an interim sub-advisory agreement. Under American Independence’s supervision, Boyd Watterson will be responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund.

At that same Board Meeting, the Trust’s Board approved a change in (i) the name of the American Independence Strategic Fund, (ii) the Fund’s benchmark, and (iii) certain of the Fund’s investment strategies. Beginning on November 15, 2013, the Fund will be known as the American Independence Boyd Watterson Short-Term Enhanced Bond Fund and its benchmark will be the Barclays Government/Credit 1-3 Year Index. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The strategy changes are described below.

To reflect the changes noted above, the Statement of Additional information (“SAI”) is updated as follows:

1.   Throughout the SAI, the name “American Independence Strategic Income Fund” shall be replaced with “American Independence Boyd Watterson Short-Term Enhanced Bond Fund”.

2.   The following changes are made under “THE INVESTMENT POLICIES, PRACTICES AND RELATED RISKS OF THE FUNDS”:

a.      The Fund shall be included in the parenthetical note with respect to which funds may invest in “Exchange Traded Funds or ETFs and Closed End Funds”.

b.      Under “Fixed Income Investments”, the following shall be included:

Collateralized Debt Obligations (Boyd Watterson Short-Term Enhanced Bond Fund). The Fund may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class. Holders of CLOs bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.

CDOs are types of asset-backed securities. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

3.   Under the sub-section Sub-Advisers  under “INVESTMENT ADVISORY AND OTHER SERVICES”, the following sub-sections are amended as follows:

a.      The first paragraph under this sub-section is replaced in its entirety with the following:

American Independence has engaged three sub-advisers to assist in the daily management of the Funds’ portfolios. The International Alpha Strategies Fund is sub-advised by Security Investors, LLC, which operates as Guggenheim Investments (“Guggenheim Investments”).  The Boyd Watterson Short-Term Enhanced Bond Fund and the Core Plus Fund are sub-advised by Boyd Watterson Asset Management, LLC (“BWAM”). The U.S. Inflation-Indexed Fund is sub-advised by Fischer Francis Trees & Watts, Inc. (“FFTW”).

b.      The paragraph on Boyd Watterson Asset Management, Inc. is replaced in its entirety with the following:

Boyd Watterson Asset Management, LLC (“Boyd Watterson”). Pursuant to a sub-advisory agreement, Boyd Watterson serves as investment sub-adviser to the Boyd Watterson Short-Term Enhanced Bond Fund and the Core Plus Fund (together, the “Funds”) and is responsible for the day-to-day management of the Funds. Boyd Watterson, located at 1801 E. 9th St., Suite 1400, Cleveland, Ohio 44114, is an investment management firm registered with the SEC under the Investment Advisers Act of 1940. Boyd Watterson manages the day-to-day investment and the reinvestment of the assets of the Funds in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Adviser and the Board and the officers of the Trust. On a day-to-day basis, David Dirk, Greg Cobb, Justin C. Waggoner, Brian A. Convery and G. David Hollins are jointly and primarily responsible for the management of the Boyd Watterson Short-Term Enhanced Bond Fund. On a day-to-day basis David Dirk, Gregory Cobb, Brian Gevry and James Shirak, are jointly and primarily responsible for the management of the Core Plus Fund. For more about the portfolio managers, please see the section below entitled “PORTFOLIO MANAGER INFORMATION.”

c.       The paragraph on HighMark Capital Management, Inc. is stricken in its entirety.

4.   Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are amended as follows:

a. The information for Strategic Income Fund under Portfolio Managers shall be replaced in its entirety with the following:

Boyd Watterson Short-Term Enhanced Bond Fund (Boyd Watterson):

David M. Dirk, CFA. Mr. Dirk is co-Director of Fixed Income with responsibility for directing all Portfolio Management and Trading activity at Boyd Watterson Asset Management.  This includes the evaluation, implementation, and execution of all strategies across Boyd Watterson's suite of fixed income products.  Mr. Dirk joined Duff & Phelps, predecessor to Boyd Watterson Asset Management, in 1996 and has more than 15 years of experience in the investment industry.  David holds a CFA Charter from CFA Institute, an MBA from Case Western Reserve University, and a BA from Baldwin-Wallace College.  He is also a member of the CFA Society of Cleveland and CFA Institute.

Gregory H. Cobb. Mr. Cobb is co-Director of Fixed Income with responsibility for directing the development of broad-market investment strategies at Boyd Watterson Asset Management.  Prior to the integration in 2010 of Sovereign Advisors into Boyd Watterson, Greg served as Sovereign’s CIO and Director of Portfolio Management. Previously, he held the position of Senior Portfolio Manager at TradeStreet Investment Associates and Trusco Capital Management.  Greg has more than 25 years of investment experience and holds a BA from the University of North Carolina at Chapel Hill, where he pursued doctoral studies in economics and finance.  Greg is a member of the CFA Institute, a member and former board member of the CFA Society of North Carolina, a member of the World Affairs Council of Charlotte, and currently serves on the board of the NABE Charlotte Economics Club.

Justin C. Waggoner.  Mr. Waggoner is a Portfolio Manager, focusing on Boyd Watterson’s suite of taxable short/intermediate fixed income portfolios.  Justin joined Duff & Phelps, predecessor to Boyd Watterson Asset Management, in 1999 and has more than a decade of experience in the investment industry.  Justin holds an MBA from Case Western Reserve University and a BS from Ohio State University.

Brian A. Convery, CFA.  Mr. Convery is a Portfolio Manager focusing on Boyd Watterson's high yield portfolios and credit research.  Mr. Convery is also a member of the Real Estate Investment Committee.  Brian joined Boyd Watterson Asset Management in 2011.  Prior to joining the firm, Brian was a Senior Investment Analyst with Key Private Bank in Cleveland and a Partner at WR Huff Asset Management. Brian has more than a decade of investment experience.  He holds a CFA Charter from CFA Institute, an MBA from Georgetown University, and a BA from the University of Dayton.  Brian is a member of the CFA Society of Cleveland and CFA Institute.

G. David Hollins, CFA. Mr. Hollins is Director of Credit Research at Boyd Watterson Asset Management.  Prior to joining the firm in 2008, David served as Senior Securities Analyst at Bank of America (TradeStreet Investment Associates), Investment Officer at Unum (Provident Investment Management), and Director of Research at BlackHawk Capital Management.  David has 25 years of experience working in the investment industry.  David holds a CFA Charter from CFA Institute, an MBA from East Tennessee State University, and a BS from the University of Tennessee.  He is a member of the CFA Society of North Carolina, CFA Institute, and the Charlotte Economics Club.

b.  Under the section Beneficial Ownership by Portfolio Manager, information for E. Jack Montgomery, Jeffrey Klein and Gregory Lugosi shall be stricken from the table and the following information added:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family

Justin C. Waggoner*	None	None
Brian A. Convery*	None	None
G. David Hollins*	None	None

*Information provided as of October 31, 2013. There are no changes to the information already listed for David Dirk and Gregory Cobb.

c.  Under the section Account Management Disclosures, information for E. Jack Montgomery, Jeffrey Klein and Gregory Lugosi shall be stricken from the table. The following information, as of October 31, 2013, shall be added to the table for Justin C. Waggoner, Brian A. Convery and G. David Hollins and shall be amended for David M. Dirk and Gregory Cobb:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
David M. Dirk	2	$132,709,619	0	$0	460	$1,378,402,219
Gregory H. Cobb	2	$132,709,619	0	$0	0	$0
Justin C. Waggoner	2	$43,910,711	0	$0	157	$1,461,316,380
Brian A. Convery	1	$25,632,292	1	$48,089,582	4	$46,550,312
G. David Hollins	1	$25,632,292	0	$0	0	$0

*The information provided for number and total assets of Registered Investment Companies includes the Boyd Watterson Short-Term Enhanced Bond Fund as of October 31, 2013; however, Messrs. Dirk, Cobb, Waggoner, Convery and Hollins began managing the Fund effective November 15, 2013.

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